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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):       [X]is a restatement.
                                        [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28- 01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter de Roetth
Title:  Principal
Phone:  617-236-4200

Signature, Place, and Date of Signing:

       Peter de Roetth
     (signature on file)              Boston, MA          February 13, 2007
-------------------------------     -----------------     -----------------
         [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE

                                                                 (SEC USE ONLY)

Page 1 of 3               FORM 13 F       Name of Reporting Manager Account
                                          Management, LLC

                                                                      Item 6:                                  Item 8:
                                                               Investment Discretion                  Voting Authority (Shares)
                                                Item 5:  --------------------------------- Item 7:  -----------------------------
                Item 2:   Item 3:    Item 4:   Shares or           (b) Shared-             Managers
Item 1:         Title of   CUSIP   Fair Market Principal           As Defined  (c) Shared-   See
Name of Issuer   Class    Number      Value     Amount   (a) Sole  in Instr. V    Other    Instr. V (a) Sole  (b) Shared (c) None
--------------  -------- --------- ----------- --------- --------- ----------- ----------- -------- --------- ---------- --------
Maxim
  Integrated     Common
  Products       Stock   57772K101 18,300,839    597,676   597,676                                    597,676
Corporate
  Executive      Common
  Board          Stock   21988R102  5,595,260     63,800    63,800                                     63,800
Costar Group     Common
                 Stock   22160N109 10,816,442    201,950   201,950                                    201,950
Credit
  Acceptance     Common
  Corporation    Stock   225310101 26,966,903    809,088   809,088                                    809,088
Newmont Mining   Common
  Corporation    Stock   651639106  2,687,599     59,526    59,526                                     59,526
Ritchie Bros.    Common
  Auction        Stock   767744105  3,565,764     66,600    66,600                                     66,600
Suncor Energy    Common
  Inc            Stock   867229106    828,555     10,500    10,500                                     10,500
AcuSphere Inc.   Common
                 Stock   00511R870     57,340     23,500    23,500                                     23,500
ConocoPhillips   Common
                 Stock   20825C104    296,650      4,123     4,123                                      4,123
QuickLogic       Common
  Corporation    Stock   74837P108  3,343,181  1,125,650 1,125,650                                  1,125,650
COLUMN TOTALS                      72,458,533  2,962,413

                                                                 (SEC USE ONLY)

Page 2 of 3               FORM 13 F       Name of Reporting Manager Account
                                          Management, LLC

                                                                     Item 6:                                 Item 8:
                                                              Investment Discretion                 Voting Authority (Shares)
                                                Item 5:  -------------------------------- Item 7:  ----------------------------
                Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-             Managers
Item 1:         Title of   CUSIP   Fair Market Principal          As Defined  (c) Shared-   See
Name of Issuer   Class    Number      Value     Amount   (a) Sole in Instr. V    Other    Instr. V (a) Sole (b) Shared (c) None
--------------  -------- --------- ----------- --------- -------- ----------- ----------- -------- -------- ---------- --------
Microsoft        Common
  Corporation    Stock   594918104  2,163,357     72,450  72,450                                    72,450
Berkshire
  Hathaway Hld   Common
  B              Stock   084670207  9,124,674      2,489   2,489                                     2,489
Clayton          Common
  Holdings Inc.  Stock   18418N107  5,023,635    268,500 268,500                                   268,500
Heartland
  Payment Sys    Common
  Inc.           Stock   42235N108 12,086,763    427,850 427,850                                   427,850
Barrick Gold     Common
  Corporation    Stock   067901108  2,836,097     92,381  92,381                                    92,381
Encana           Common
  Corporation    Stock   292505104  1,562,300     34,000  34,000                                    34,000
Peabody Energy   Common
  Corporation    Stock   704549104    414,203     10,250  10,250                                    10,250
Smith & Wesson
  Holding        Common
  Corporation    Stock   831756101    511,830     49,500  49,500                                    49,500
Houston Wire &   Common
  Cable Co.      Stock   44244K109    898,700     43,000  43,000                                    43,000
Aegean Marine    Common
  Petrol         Stock   Y0017S102  2,993,000    182,500 182,500                                   182,500
COLUMN TOTALS                      37,614,559  1,182,920

                                                                 (SEC USE ONLY)

Page 3 of 3               FORM 13 F       Name of Reporting Manager Account
                                          Management, LLC

                                                                     Item 6:                                 Item 8:
                                                              Investment Discretion                 Voting Authority (Shares)
                                                Item 5:  -------------------------------- Item 7:  ----------------------------
                Item 2:   Item 3:    Item 4:   Shares or          (b) Shared-             Managers
Item 1:         Title of   CUSIP   Fair Market Principal          As Defined  (c) Shared-   See
Name of Issuer   Class    Number      Value     Amount   (a) Sole in Instr. V    Other    Instr. V (a) Sole (b) Shared (c) None
--------------  -------- --------- ----------- --------- -------- ----------- ----------- -------- -------- ---------- --------
Liberty Media    Common
  Capital Ser A  Stock   53071M302    207,816     2,121    2,121                                     2,121
Liberty Media
  Interactive    Common
  Ser A          Stock   53071M104    228,836    10,609   10,609                                    10,609
XTO Energy Inc.  Common
                 Stock   98385X106  2,540,700    54,000   54,000                                    54,000
LECG             Common
  Corporation    Stock   523234102  1,145,760    62,000   62,000                                    62,000
Japan Smaller    Common
  Cap Fund       Stock   47109U104    501,930    39,000   39,000                                    39,000
Penn West        Common
  Energy Trust   Stock   707885109  1,510,275    49,420   49,420                                    49,420
Terra            Common
  Industries     Stock   880915103  1,514,152   126,390  126,390                                   126,390
Miller
  Industries     Common
  Inc.           Stock    60051204  2,620,800   109,200  109,200                                   109,200
DBS Group        Common
  Holdings Ltd.  Stock   23304Y100  1,134,191    19,250   19,250                                    19,250
                 Common
                 Stock                                         0                                         0
COLUMN TOTALS                      11,404,460   471,990